Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 07, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock split description	6-for-1
Reserve of returned products		$ 45,410		$ 45,410		$ 45,410	$ 130,410
Allowance for doubtful accounts						359,395	233,951
Reserve for excess of inventories						101,305	139,685
Product returned value						$ 453,778	$ 653,118
Concentration risks percentage						10.00%	10.00%
United States [Member]
Concentration risks percentage		0.10%	0.90%	2.60%	0.50%	1.00%	3.00%
Customers One [Member] | Accounts Receivable [Member]
Concentration risks percentage				15.40%		18.00%	15.00%
Customers Two [Member] | Accounts Receivable [Member]
Concentration risks percentage				12.50%			20.00%